Share capital - Conditional share capital for financing and other purposes (Details)	Dec. 31, 2025 CHF (SFr) SFr / shares shares
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Conditional share capital for financing and other purposes
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Conditional share capital for financing and other purposes | Maximum
Conditional Share Capital [Abstract]
Potential increase is equity through conversion of debt instruments | SFr	SFr 100,000
Potential number of shares issued from conversion of debt instruments | shares	5,000,000